Allowance for Loan Losses - Allowance for Credit Losses and Recorded Investments in Loans (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Loan Losses
Beginning balance				$ 2,377				$ 2,427	$ 2,377	$ 2,427	$ 2,283
Total provision	190	207	201	241	314	270	243	253	839	1,080	1,295
Charge-offs									(975)	(1,151)	(1,183)
Student loan sales									(14)	(8)	(10)
Reclassification of interest reserve									17	29	42
Ending balance	2,244				2,377				2,244	2,377	2,427
Allowance:
Ending balance: individually evaluated for impairment	1,068				1,161				1,068	1,161	813
Ending balance: collectively evaluated for impairment	1,176				1,216				1,176	1,216	1,614
Loans:
Ending balance: individually evaluated for impairment	9,307				7,629				9,307	7,629	5,406
Ending balance: collectively evaluated for impairment	134,808				156,792				134,808	156,792	170,834
FFELP Loans [Member]
Allowance for Loan Losses
Beginning balance				159				187	159	187	189
Total provision									52	72	86
Charge-offs									(78)	(92)	(78)
Student loan sales									(14)	(8)	(10)
Ending balance	119				159				119	159	187
Allowance:
Ending balance: collectively evaluated for impairment	119				159				119	159	187
Loans:
Ending balance: collectively evaluated for impairment	103,672				124,335				103,672	124,335	136,643
Charge-offs as a percentage of average loans in repayment									0.10%	0.10%	0.08%
Charge-offs as a percentage of average loans in repayment and forbearance									0.08%	0.08%	0.07%
Allowance as a percentage of the ending total loan balance									0.12%	0.13%	0.14%
Allowance as a percentage of the ending loans in repayment									0.16%	0.18%	0.20%
Allowance coverage of charge-offs									1.5	1.7	2.4
Ending total loans	103,672				124,335				103,672	124,335	136,643
Average loans in repayment									80,822	91,653	94,359
Ending loans in repayment	76,504				90,731				76,504	90,731	94,181
Private Education Loans [Member]
Allowance for Loan Losses
Beginning balance				2,171				2,171	2,171	2,171	2,022
Total provision									787	1,008	1,179
Charge-offs									(878)	(1,037)	(1,072)
Reclassification of interest reserve									17	29	42
Ending balance	2,097				2,171				2,097	2,171	2,171
Allowance:
Ending balance: individually evaluated for impairment	1,048				1,126				1,048	1,126	762
Ending balance: collectively evaluated for impairment	1,049				1,045				1,049	1,045	1,409
Loans:
Ending balance: individually evaluated for impairment	9,262				7,560				9,262	7,560	5,313
Ending balance: collectively evaluated for impairment	31,051				32,341				31,051	32,341	34,021
Charge-offs as a percentage of average loans in repayment									2.78%	3.37%	3.72%
Charge-offs as a percentage of average loans in repayment and forbearance									2.69%	3.24%	3.55%
Allowance as a percentage of the ending total loan balance									5.20%	5.44%	5.52%
Allowance as a percentage of the ending loans in repayment									6.68%	6.89%	7.19%
Allowance coverage of charge-offs									2.4	2.1	2.0
Ending total loans	40,313				39,901				40,313	39,901	39,334
Average loans in repayment									31,556	30,750	28,790
Ending loans in repayment	31,370				31,514				31,370	31,514	30,185
Other Loans [Member]
Allowance for Loan Losses
Beginning balance				47				69	47	69	72
Total provision											30
Charge-offs									(19)	(22)	(33)
Ending balance	28				47				28	47	69
Allowance:
Ending balance: individually evaluated for impairment	20				35				20	35	51
Ending balance: collectively evaluated for impairment	8				12				8	12	18
Loans:
Ending balance: individually evaluated for impairment	45				69				45	69	93
Ending balance: collectively evaluated for impairment	85				116				85	116	170
Charge-offs as a percentage of average loans in repayment									12.28%	9.51%	11.30%
Charge-offs as a percentage of average loans in repayment and forbearance									12.28%	9.51%	11.30%
Allowance as a percentage of the ending total loan balance									21.42%	25.39%	26.26%
Allowance as a percentage of the ending loans in repayment									21.42%	25.39%	26.26%
Allowance coverage of charge-offs									1.5	2.1	2.1
Ending total loans	130				185				130	185	263
Average loans in repayment									156	231	294
Ending loans in repayment	$ 130				$ 185				$ 130	$ 185	$ 263